SUBSEQUENT EVENTS (Details Narrative) - USD ($)			12 Months Ended
	May 27, 2025	Mar. 01, 2025	Feb. 28, 2025	Feb. 29, 2024
Subsequent Event [Line Items]
Gross proceeds			$ 12,702,010	$ 10,825,895
Payments of Stock Issuance Costs			701,565	457,060
Debt instrument, periodic payment, accrued interest			$ 76,532	$ 76,532
Subsequent Event [Member] | Share Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of shares, net of issuance costs, shares		1,400,000,000
Gross proceeds		$ 2,231,505
Payments of Stock Issuance Costs		96,435
Cash proceeds		$ 2,135,070
Subsequent Event [Member] | Exchange Agreements [Member]
Subsequent Event [Line Items]
Issuance of shares, net of issuance costs, shares		435,000,000
Debt instrument, periodic payment, principal		$ 738,000
Debt instrument, periodic payment, accrued interest		37,500
Debt instrument, periodic payment		$ 775,500
Subsequent Event [Member] | Amended Equity Financing Agreement [Member]
Subsequent Event [Line Items]
Subsequent event, description	the Company entered into an Amended Equity Financing Agreement whereby an investor shall invest up to $30,000,000 over the course of twenty four (24) month at a purchase price of eighty percent (80%) of the lowest trade price in the 9 day preceding period. If the average Closing Price for the Common Stock during the three (3) trading days preceding a purchase is equal to or greater than one cent ($.01) per share, the applicable purchase price shall equal eighty five percent (85%) of the lowest trade price in the 9 day preceding period. Following an up-list to the NASDAQ or an equivalent national exchange by the Company, the purchase price shall equal ninety percent (90%) of the lowest Volume Weighted Average Price (“VWAP”) for the Common Stock during the 9 day preceding period subject to a floor of $2.00 per share, below which the Company shall not be required to sell shares.